Series A Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017 - current maturities	$ 165,392
2018	0
2019	0
2020	475
Series A
Debt Instrument [Line Items]
2017 - current maturities	55,533
2018	55,533
2019	55,533
2020	$ 55,533